PENSION AND OTHER RETIREMENTS BENEFITS - Funded Status of Company's Defined Benefit Pension Plans (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in plans’ assets:
Employee contributions			$ 163	$ 163	$ 320
Net pension liability			(8,054)	(9,205)	(7,641)
Pension Plan
Defined Benefit Plan Disclosure
Accumulated benefit obligations			41,112	39,792	37,847
Changes in projected benefit obligations:
Projected benefit obligations at beginning of year	$ 41,112	$ 37,854	39,879	37,854	34,000
Service cost	16	14	94	41	692	$ 864
Interest cost	259	51	545	593	1,410	1,320
Actuarial loss			1,568	1,826	5,236
Benefits paid			(974)	(435)	(1,019)
Liability gain due to curtailment			0	0	(2,465)
Projected benefit obligations at end of year			41,112	39,879	37,854	34,000
Change in plans’ assets:
Fair value of plans’ assets at beginning of year	$ 33,058	$ 30,213	30,674	30,213	25,800
Actual returns on plans’ assets			3,195	732	5,112
Benefits paid			(974)	(434)	(1,019)
Fair value of plans’ assets at end of year			$ 33,058	$ 30,674	$ 30,213	$ 25,800